UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           09/30/04

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ RICHARD S. SPENCER III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
10/27/04

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   57

Form 13F Information Table Value Total (x$1000):  $186,802

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE

                                                   VALUE     SHARES/        SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT        PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- ----------- --------       ---  ----  ------- --------  --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
Adams Res & Energy Inc.        COM    006351308        61       4,600        SH          Sole               4,600
Agnico Eagle Mines             COM    008474108       517      36,200        SH          Sole              36,200
Arch Coal Inc                  COM    039380100        99       2,800        SH          Sole               2,800
Aspen Technology               COM    045327103       138      19,810        SH          Sole              19,810
Asyst Technology               COM    04648X107     2,739     536,042        SH          Sole             536,042
Berry Petroleum Co-CL          COM    085789105        81       2,200        SH          Sole               2,200
Blue Coat Systems, Inc.        COM    09534T508       356      24,730        SH          Sole              24,730
Brigham Exploration Co         COM    109178103       411      43,710        SH          Sole              43,710
CE Franklin LTD                COM    125151100     7,078   1,653,630        SH          Sole           1,653,630
California Micro Devices       COM    130439102     1,767     228,580        SH          Sole             228,580
Canargo Energy Corp            COM    137225108       297     412,500        SH          Sole             412,500
Chesapeake Energy              COM    165167107     3,526     222,730        SH          Sole             222,730
Cimarex Energy Co              COM    171798101        94       2,700        SH          Sole               2,700
Cyber Source Corp Del          COM    23251J106     3,051     631,611        SH          Sole             631,611
Denbury Resources              COM    247916208     1,943      76,480        SH          Sole              76,480
Diamond Offshore Drilling      COM    25271C102     2,292      69,490        SH          Sole              69,490
Diedrich Coffee                COM    253675201     4,681     955,233        SH          Sole             955,233
Diedrick Coffee - Warrants     COM    253675201        21     208,331        SH          Sole             208,331
DorChester Minerals LP         COM    25820R105       105       5,200        SH          Sole               5,200
Double Eagle Petroleum         COM    258570209        13         850        SH          Sole                 850
Dril Quip Inc                  COM    262037104     1,457      65,350        SH          Sole              65,350
Electroglas Inc.               COM    285324109       989     331,998        SH          Sole             331,998
Energytec Inc.                 COM    29275M108       563     263,100        SH          Sole             263,100
Ensco International, Inc.      COM    26874Q100     2,057      62,950        SH          Sole              62,950
Epicor Software                COM    29426L108     3,616     300,568        SH          Sole             300,568
Gasco Energy Inc.              COM    367220100     8,404   2,471,710        SH          Sole           2,471,710
GlobalSantafe Corp             COM    G3930E101     2,296      74,920        SH          Sole              74,920
Grant Prideco Inc.             COM    38821G101     4,400     214,740        SH          Sole             214,740
Grey Wolf Inc.                 COM    397888108     4,273     873,760        SH          Sole             873,760
Harvest Natural Resources Inc. COM    41754V103     5,752     346,530        SH          Sole             346,530
Interlink Electronics          COM    458751104     7,438     903,776        SH          Sole             903,776
KFX Inc.                       COM    48245L107    22,237   2,884,135        SH          Sole           2,884,135
KFX Inc.- Warrants             COM    48245L115    35,130   7,082,665        SH          Sole           7,082,665
M-System Flash Disk Pioneer    COM    M7061C100     1,191      72,209        SH          Sole              72,209
Maverick Tube Corp             COM    577914104     1,274      41,340        SH          Sole              41,340
National Oil Well              COM    637071101     7,742     235,605        SH          Sole             235,605
Newfield Exploration           COM    651290108        54         880        SH          Sole                 880
Noble Corp                     COM    G65422100     3,026      67,320        SH          Sole              67,320
Patterson Energy               COM    703481101     5,086     266,720        SH          Sole             266,720
Peabody Energy                 COM    704556109        71       1,200        SH          Sole               1,200
Penn Virginia CP               COM    707882106        63       1,600        SH          Sole               1,600
Penn Virginia Resource Partner COM    707884102     2,167      54,180        SH          Sole              54,180
PetroFalcon Corp.              COM    716474101     1,396     545,400        SH          Sole             545,400
Petroquest Energy, Inc.        COM    716748108       480      92,400        SH          Sole              92,400
Plains Exploration & Productio COM    726505100     5,097     213,630        SH          Sole             213,630
Pride International Inc.       COM    74153Q102     4,994     252,350        SH          Sole             252,350
Rowan Companies                COM    779382100     3,898     147,670        SH          Sole             147,670
Superior Energy Services       COM    868157108       955      73,900        SH          Sole              73,900
Todco-CL A                     COM    88889T107     2,007     115,670        SH          Sole             115,670
Toreador Resources Corp        COM    891050106       243      25,200        SH          Sole              25,200
Trans World Entertainment      COM    89336Q100       856      87,700        SH          Sole              87,700
Transocean Inc.                COM    G90078109     5,123     143,170        SH          Sole             143,170
Treasure Island Royalty Trust  COM    894626209     1,018   1,850,342        SH          Sole           1,850,342
Tyner Resources Limited        COM    902390103       246     454,000        SH          Sole             454,000
Ultra Petroleum Corp           COM    903914109     4,297      87,610        SH          Sole              87,610
Varco International            COM    922122106     2,574      95,970        SH          Sole              95,970
WebSideStory Inc.              COM    947685103     4,995     539,981        SH          Sole             539,981
Westmoreland Coal Co           COM    960878106        67       2,600        SH          Sole               2,600
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY           57 DATA  RECORDS         186,802              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED